Form N-1A Cover	12 Months Ended
Aug. 31, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Principal Funds, Inc.
Entity Central Index Key	0000898745
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Prospectus Date	Dec. 31, 2024
Supplement to Prospectus [Text Block]
Principal Funds, Inc.
Supplement dated March 17, 2025
to the Prospectus and Statement of Additional Information
both dated December 31, 2024
This supplement updates information contained in the Prospectus and Statement of Additional Information. Please retain this supplement for future reference.
The changes described below are being made to the Prospectus.

SUMMARY FOR BLUE CHIP FUND
On March 12, 2025, the Board of Directors approved a change to the Fund’s diversification classification from “diversified” to “non-diversified” and a change to the related fundamental investment restriction (together, the “Proposed Change”). Fund shareholders of record on May 28, 2025, are entitled to vote on the Proposed Change at a Special Meeting of Shareholders of the Fund tentatively scheduled for July 15, 2025. Additional information about the Proposed Change will be provided in the Proxy Statement that is expected to be sent to record date Fund shareholders on or about June 4, 2025. The Proposed Change, if approved by Fund shareholders, is expected to be effective on or about July 22, 2025. However, the Fund’s officers have the discretion to change these dates.
On or about July 22, 2025, under Principal Investment Strategies, add the following after the first paragraph:
The Fund is considered non-diversified, which means it can invest a higher percentage of assets in securities of individual issuers than a diversified fund. As a result, changes in the value of a single investment could cause greater fluctuations in the Fund's share price than would occur in a more diversified fund.
On or about July 22, 2025, in the Principal Risks section, add the following to the alphabetical list of risks:
Non-Diversification Risk. A non-diversified fund may invest a high percentage of its assets in the securities of a small number of issuers and is more likely than diversified funds to be significantly affected by a specific security’s poor performance.